DISCONTINUED OPERATIONS - Divestiture of 2B (Details) ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Apr. 14, 2020 CNY (¥)	Apr. 14, 2020 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total consideration				¥ 45,400	$ 7.0
Discontinued business | 2B business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total consideration						¥ 736,000	$ 105.0
Transaction facilitation revenue	¥ 22,426	¥ 5,198	¥ 283,711
Cost of revenues	(15,109)	(1,384)	(157,653)
Gross profit	7,317	3,814	126,058
Sales and marketing	(22,453)	(8,063)	(120,082)
Research and development	(2,970)		(13,629)
General and administrative	(14,415)	(1,218)	(42,636)
Provision for credit loss	(14,947)
Total operating expenses	(54,785)	(9,281)	(176,347)
Gain from the divestiture of 2B business		735,956
Net (loss)/ income from discontinued operations	(47,468)	730,489	(50,289)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash generated from/ (used in) operating activities	(34,967)	(9,491)	2,338
Net cash generated from/ (used in) investing activities	(25)		1,159
Discontinued business | 2C intra-regional business and loan-facilitation related service
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Transaction facilitation revenue			1,533,428
Cost of revenues			(296,347)
Gross profit			1,237,081
Sales and marketing			(1,018,483)
Research and development			(155,168)
General and administrative			(486,098)
Total operating expenses	(407,709)	(420,000)	(1,827,961)
Gain from the divestiture of 2B business		(14,745)
Net (loss)/ income from discontinued operations	¥ (407,709)	¥ (434,745)	(612,161)
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash generated from/ (used in) operating activities			(821,185)
Net cash generated from/ (used in) investing activities			¥ (187)